Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefits Paid (Details) - Pfizer Savings Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants, including rollovers, per the financial statements	$ 2,551,092
Amounts allocated to withdrawing participants and deemed distributions at end of year	6,435
Amounts allocated to withdrawing participants and deemed distributions at beginning of year	(9,042)
Benefits paid to participants, including rollovers, per Form 5500	$ 2,548,485